Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (10,062)	$ (2,628)	$ (10,073)	$ (11,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3	26	55	119
Amortization of notes payable conversion option			10
Non-employee stock-based compensation expense	2		17	1
Employee and director stock-based compensation expense	714	18	875	80
Amortization of premium on marketable securities	71		48
Non-cash interest associated with debt discount accretion	49	10	47	60
Change in fair value of warrant liability	4,784		494
Gain on sale of property and equipment			(632)
Changes in assets and liabilities:
Contract receivables	(58)	(11)	(2)	16
Accrued interest receivable	(22)	9	(59)	91
Prepaid expenses	(1,512)	20	(217)	87
Other assets	(211)	(55)	(216)	51
Accounts payable	372	20	40	(951)
Accrued liabilities	830	228	499	(291)
Accrued interest payable	26	204	692	781
Other liabilities	3		(36)	(82)
Net cash used in operating activities	(5,011)	(2,159)	(8,458)	(11,293)
Investing activities
Purchases of property and equipment	(32)
Proceeds from the sale of property and equipment			658
Purchases of marketable securities			(6,933)	(2,881)
Proceeds from sales of marketable securities	582		44	13,891
Net cash (used in) provided by investing activities	550		(6,231)	11,010
Financing activities
Proceeds from facility loan			4,853
Proceeds from issuance of common stock and warrants, net of issuance costs	2,402		26,514
Repurchase of preferred stock			(3)
Principal payments on equipment loans				(12)
Net cash provided by (used in) financing activities	2,402		31,364	(12)
Net increase (decrease) in cash and cash equivalents	(2,059)	(2,159)	16,675	(295)
Cash and cash equivalents at beginning of period	24,401	7,726	7,726	8,021
Cash and cash equivalents at end of period	22,342	5,567	24,401	7,726
Supplemental disclosure of cash flow information
Interest paid	109		74
Financing costs in accrued expenses			309
Issuance of common stock for debt extinguishment			16,945
Issuance of common stock warrants to lenders			479
Issuance of common stock warrants	443		5,493
Fair value of forward contract			453
Conversion of preferred stock into common stock			323,155
Fixed assets in accrued expenses	28
Issuance of common stock upon cashless warrant exercise	55
Noncash issuance costs incurred in common stock financing	$ 453